Schedule of Accumulated Benefit Obligations in Excess of Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Retirement Plans [Line Items]
Projected benefit obligation	$ 535,783	$ 457,175
Accumulated benefit obligation	481,865	417,771
Fair value of plan assets	$ 376,443	$ 325,150